Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Summary of notional aluminium forward sales contracts embedded in power contracts	We held the following nominal aluminium forward sales contracts embedded in the power contracts as at 31 December:

	2024				2023
	Within 1 year	Between 1 and 5 years	Between 5 and 10 years	Total	Within 1 year	Between 1 and 5 years	Between 5 and 10 years	Total
Nominal amount (tonnes)	73,117	286,455	—	359,572	72,617	289,801	66,268	428,686
Nominal amount (US$ millions)	174	716	—	890	169	711	170	1,050
Average hedged rate (US$ per tonne)	2,382	2,498	—	2,474	2,331	2,452	2,564	2,449

Summary of impact of hedging instrument on statement of financial position	The impact on our financial statements of these hedging instruments and hedging items are:

	Aluminium embedded derivatives separated from the power contract (hedging instrument)(a)			Highly probable forecast aluminium sales (hedged item)
	Nominal US$m	Carrying amount US$m	Change in fair value in the period US$m	Cash flow hedge reserve(b) US$m	Change in fair value in the period US$m	Total hedging gains/(losses) recognised in reserves US$m	Hedge ineffective- ness in the period (losses)/ gains(c) US$m	Losses/ (gains) reclassified from reserves to income statement(d) US$m
2024	890	(113)	42	(39)	(26)	42	–	5
2023	1,050	(174)	3	(91)	(16)	(1)	4	(2)
(a)Aluminium embedded derivatives (forward contracts and options) are contained within certain aluminium smelter electricity purchase contracts. The carrying amount of US$113 million (2023:
US$174 million) is shown within “Other financial assets and liabilities”.
(b)The difference between this amount and the total cash flow hedge reserve of the Group (shown in note 35) relates to our cash flow hedge on the sterling bond (refer to interest rate risk section).
(c)Hedge ineffectiveness is included in “net operating costs” (within “raw materials, consumables, repairs and maintenance” - refer to note 7) in the income statement.
(d)On realisation of the hedge, realised amounts are reclassified from reserves to consolidated sales revenue in the income statement.
Summary of market price relevant to the aluminum purchase price swaps outstanding	Our commodity derivatives are impacted by changes in market prices. The table below summarises the impact that changes in aluminium market prices have on aluminium forward and option contracts embedded in power supply agreements outstanding at 31 December 2024. Any change in price will result in an offsetting change in our future earnings.

	Change in market prices	2024 US$m	2023 US$m
Effect on net earnings	+10%	(42)	(52)
	(10)%	69	67
Effect on equity	+10%	(68)	(81)
	(10)%	42	70

Disclosure of effect of changes in foreign exchange rates on earnings	The table below shows the estimated retranslation effect on financial assets and financial liabilities at 31 December, including intragroup balances, of a 10% strengthening in the closing exchange rate of the USD against significant currencies. We deem 10% to be the annual exchange rate movement that is reasonably probable (on an annual basis over the long run) for any of our significant currencies and therefore an appropriate representation for the sensitivity analysis.

	2024			2023
Currency exposure	Closing exchange rate US cents	Effect on net earnings US$m	Impact directly on equity US$m	Closing exchange rate US cents	Effect on net earnings US$m	Impact directly on equity US$m
Australian dollar	62	391	(977)	69	228	(1,036)
Canadian dollar	70	(362)	–	76	(361)	–

Summary of fair value of financial instruments	The table below shows the classifications of our financial instruments by valuation method in accordance with IFRS 13 “Fair Value
Measurement” at 31 December.
All instruments shown as being held at fair value have been classified as fair value through the profit and loss unless specifically footnoted.

		2024					2023
		Held at fair value			Held at amortised cost US$m	Total US$m	Held at fair value			Held at amortised cost US$m	Total US$m
	Note	Level 1(a) US$m	Level 2(b) US$m	Level 3(c) US$m			Level 1(a) US$m	Level 2(b) US$m	Level 3(c) US$m
Assets
Cash and cash equivalents(d)	22	4,893	–	–	3,602	8,495	2,722	–	–	6,951	9,673
Investments in equity shares and funds(e)	23	96	–	183	–	279	85	–	96	–	181
Other investments, including loans(f)	23	230	–	275	104	609	896	–	228	153	1,277
Trade and other financial receivables(g)	17	15	1,379	–	1,948	3,342	9	1,383	–	1,851	3,243
Loans to equity accounted units	23	–	–	–	509	509	–	–	–	–	–
Forward contracts and option contracts: designated as hedges(h)	23	–	–	27	–	27	–	–	–	–	–
Forward, option and embedded derivatives contracts, not designated as hedges(h)	23	–	42	19	–	61	–	28	26	–	54
Derivatives related to net debt(i)	23	–	24	–	–	24	–	87	–	–	87

Liabilities
Trade and other financial payables(j)	18	–	(144)	–	(6,392)	(6,536)	–	(47)	–	(6,277)	(6,324)
Forward, option and embedded derivatives contracts, designated as hedges(h)	23	–	–	(180)	–	(180)	–	–	(174)	–	(174)
Forward, option and embedded derivatives contracts, not designated as hedges(h)	23	–	(48)	(108)	–	(156)	–	(63)	(29)	–	(92)
Derivatives related to net debt(i)	23	–	(367)	–	–	(367)	–	(516)	–	–	(516)
Valuation is based on unadjusted quoted prices in active markets for identical financial instruments.
(b)Valuation is based on inputs that are observable for the financial instruments, which include quoted prices for similar instruments or identical instruments in markets which are not considered to be active, or inputs, either directly or indirectly based on observable market data.
24 Financial instruments and risk management continued
(c)Valuation is based on inputs that cannot be observed using market data (unobservable inputs). The change in valuation of our level 3 instruments for the year to 31 December is as follows.

	2024	2023
Level 3 financial assets and liabilities	US$m	US$m
Opening balance	147	131
Currency translation adjustments	(12)	(2)
Total realised gains/(losses) included in:
– consolidated sales revenue	–	12
– net operating costs	(32)	(18)
Total unrealised gains included in:
– net operating costs	22	43
Total unrealised gains/(losses) transferred into other comprehensive income through cash flow hedges	34	(1)
Additions to financial assets	88	29
Disposals/maturity of financial instruments	(31)	(47)
Closing balance	216	147
Net gains included in the income statement for assets and liabilities held at year end	3	31
(d)Our Cash and cash equivalents of US$8,495 million (2023: US$9,673 million), includes US$4,893 million (2023: US$2,722 million) relating to money market funds which are treated as
FVTPL under IFRS 9 with the fair value movements reported as finance income.
(e)Investments in equity shares and funds include US$221 million (2023: US$157 million) of equity shares, not held for trading, where we have irrevocably elected to present fair value gains and losses on revaluation in other comprehensive income. The election is made at an individual investment level.
(f)Other investments, including loans, covers cash deposits in rehabilitation funds, government bonds, managed investment funds and royalty receivables.
(g)Trade receivables include provisionally priced invoices. The related revenue is initially based on forward market selling prices for the quotation periods stipulated in the contracts with changes between the provisional price and the final price recorded separately within “Other revenue”. The selling price can be measured reliably for the Group's products, as it operates in active and freely traded commodity markets. At 31 December 2024, US$1,374 million (2023: US$1,362 million) of provisionally priced receivables were recognised.
(h)Level 3 derivatives mainly consist of derivatives embedded in electricity purchase contracts linked to the LME, midwest premium and billet premium with terms expiring between 2025 and
2036 (2023: 2025 and 2036). Derivatives related to renewable power purchase agreements are linked to forward electricity prices with terms expiring between 2026 and 2054.
(i)Net debt derivatives include interest rate swaps and cross-currency swaps. As part of the International Swaps and Derivatives Association (ISDA) Fallbacks Protocol, on 1 July 2023 we
completed the transition of our US LIBOR derivatives to SOFR on cessation of US LIBOR at 30 June 2023. There was no impact on our hedging arrangements after taking into account the
IFRS 9 IBOR reform reliefs.
(j)Trade and other financial payables comprise trade payables, other financial payables, accruals and amounts due to equity accounted units within note 18.
The following table shows the carrying amounts and fair values of our borrowings including those which are not carried at an amount which approximates their fair value at 31 December. The fair values of some of our financial instruments approximate their carrying values because of their short maturity, or because they carry floating rates of interest.

	2024		2023
	Carrying value US$m	Fair value US$m	Carrying value US$m	Fair value US$m
Listed bonds	8,137	7,702	8,607	8,672
Oyu Tolgoi project finance	3,852	4,103	3,850	4,090
Other	453	416	544	494
Total borrowings (including overdrafts)	12,442	12,221	13,001	13,256

Summary of changes in the fair value of Level 3 financial assets and financial liabilities	24 Financial instruments and risk management continued
(c)Valuation is based on inputs that cannot be observed using market data (unobservable inputs). The change in valuation of our level 3 instruments for the year to 31 December is as follows.

	2024	2023
Level 3 financial assets and liabilities	US$m	US$m
Opening balance	147	131
Currency translation adjustments	(12)	(2)
Total realised gains/(losses) included in:
– consolidated sales revenue	–	12
– net operating costs	(32)	(18)
Total unrealised gains included in:
– net operating costs	22	43
Total unrealised gains/(losses) transferred into other comprehensive income through cash flow hedges	34	(1)
Additions to financial assets	88	29
Disposals/maturity of financial instruments	(31)	(47)
Closing balance	216	147
Net gains included in the income statement for assets and liabilities held at year end	3	31

Summary of techniques to value significant fair value assets/(liabilities) categorised under level 2 and 3	The techniques used to value our more significant fair value assets/(liabilities) categorised under level 2 and level 3 are summarised below:

	2024	2023
Description	Fair value US$m	Fair value US$m	Valuation technique	Significant inputs
Level 2
Interest rate swaps	(156)	(163)	Discounted cash flows	–Applicable market quoted swap yield curves –Credit default spread
Cross-currency interest rate swaps	(187)	(266)	Discounted cash flows	–Applicable market quoted swap yield curves –Credit default spread –Market quoted FX rate
Provisionally priced receivables	1,374	1,362	Closely related listed product	–Applicable forward quoted metal price
Level 3
Renewable power purchase agreements	(111)	–	Discounted cash flows	–Forward electricity price –Energy volume
Derivatives embedded in electricity contracts	(132)	(186)	Option pricing model	–LME forward aluminium price –Midwest premium and billet premium
Royalty receivables	252	214	Discounted cash flows	–Forward commodity price –Mine production